Segmented information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmented information [Text Block]

34. Segmented information

Hudbay is an integrated metals producer. When making decisions on expansions, opening or closing mines, as well as day to day operations, management evaluates the results from operating activities of the Company. Hudbay has the following reportable segments identified by the individual mining operations of Manitoba, British Columbia, Peru, as well as Arizona which holds our Copper World project. The Manitoba, British Columbia and Peru segments generate Hudbay's revenue. The Manitoba segment sells copper concentrate (containing copper, gold and silver), silver/gold doré, zinc concentrate (containing zinc and gold) and other products. The Peru segment consists of Hudbay's Constancia operation and sells copper concentrate and molybdenum concentrate. The British Columbia segment consists of the Copper Mountain operation and sells copper concentrate. Hudbay's Arizona segment consists of the Copper World project located in Arizona. Corporate and other activities include the Company's exploration activities in Chile, Canada and the State of Nevada. The exploration entities are not individually significant, as they do not meet the minimum quantitative thresholds. Corporate activities are not considered a segment and are included as a reconciliation to total consolidated results. Accounting policies for each reported segment are the same as those of the Company. Results from operating activities represents the profit earned by each segment without allocation of corporate costs. This is the measure reported to the chief operating decision-maker, Hudbay's President and Chief Executive Officer, for the purposes of resource allocation and the assessment of segment performance. Total assets and liabilities do not reflect intercompany balances, which have been eliminated on consolidation.

Year ended December 31, 2025
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue	$1,161.2	$748.7	$301.1	$-	$-	$2,211.0
Cost of sales
Mine operating costs	516.2	273.2	238.7	-	-	1,028.1
Depreciation and amortization	290.0	86.4	63.3	-	-	439.7
Gross profit (loss)	355.0	389.1	(0.9)	-	-	743.2
Selling and administrative expenses	-	-	-	-	94.7	94.7
Exploration expenses	15.9	30.4	-	-	-	46.3
Other operating expenses (income)	16.2	(8.8)	3.9	0.9	(4.4)	7.8
Re-evaluation adjustment - environmental provision	-	0.2	-	-	-	0.2
Impairment - reversal		-		(322.3)	-	(322.3)
Results from operating activities	$322.9	$367.3	$(4.8)	$321.4	$(90.3)	$916.5
Consideration received from sale of non-core project						(14.9)
Net interest expense on long term debt						60.7
Accretion on streaming arrangements						19.9
Change in fair value of financial instruments						(52.9)
Other net finance income						(8.3)
Income before tax						912.0
Tax expense						347.7
Net income for the year						$564.3

Year ended December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Revenue	$1,049.7	$697.4	$274.1	$-	$-	$2,021.2
Cost of sales
Mine operating costs	517.4	312.6	210.8	-	-	1,040.8
Depreciation and amortization	270.3	106.2	50.1	-	-	426.6
Gross profit	262.0	278.6	13.2	-	-	553.8
Selling and administrative expenses	-	-	-	-	57.0	57.0
Exploration expenses	16.5	24.4	-	-	1.7	42.6
Other operating expenses	15.7	15.8	17.1	8.3	0.5	57.4
Re-evaluation adjustment - environmental provision	-	(3.5)	-	-	-	(3.5)
Results from operating activities	$229.8	$241.9	$(3.9)	$(8.3)	$(59.2)	$400.3
Net interest expense on long term debt						69.8
Accretion on streaming arrangements						24.2
Change in fair value of financial instruments						16.6
Other net finance expense						38.1
Income before tax						251.6
Tax expense						183.8
Net income for the year						$67.8

December 31, 2025
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,492.0	$471.5	$1,320.2	$1,147.5	$792.1	$6,223.3
Total liabilities	1,031.3	424.3	269.2	103.6	1,163.9	2,992.3
Property, plant and equipment[1]	1,815.7	604.3	1,082.6	1,144.9	46.4	4,693.9
Other Non-Current Assets[2]	64.3	21.4	9.9	0.2	0.5	96.3
[1]Included in Corporate and Other activities is $33.9 million of property, plant and equipment that is located in Nevada.
[2]Other non-current assets includes receivables, inventory, intangibles and other assets.

December 31, 2025
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$207.0	$64.9	$228.1	$82.2	$0.3	$582.5

December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Total assets	$2,410.0	$547.4	$1,076.0	$757.3	$696.9	$5,487.6
Total liabilities	960.0	421.3	281.9	14.7	1,162.3	2,840.2
Property, plant and equipment[1]	1,897.1	595.1	900.7	747.1	41.4	4,181.4
Other Non-Current Assets[2]	47.8	17.2	8.0	0.2	0.6	73.8

[1]Included in Corporate and Other activities is $27.7 million of property, plant and equipment that is located in Nevada.

[2]Other non-current assets includes receivables, inventory, intangibles and other assets.

December 31, 2024
	Peru	Manitoba	British Columbia	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$177.8	$63.3	$214.9	$30.2	$-	$486.2

Geographical Segments

The following tables represent revenue information regarding Hudbay's geographical segments for the years ended December 31, 2025 and 2024:

	2025	2024
Revenue by customer location [1]
China	$923.4	$755.0
Canada	702.0	741.1
Japan	320.2	274.1
India	148.0	82.0
Germany	44.5	-
Peru	22.2	-
South Korea	19.5	23.0
United States	14.5	67.4
Chile	11.1	-
Philippines	4.2	63.9
Netherlands	1.4	-
Switzerland	-	13.6
Belgium	-	1.1
	$2,211.0	$2,021.2

[1] Presented based on the ultimate destination of the product if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the customer's business office and not the ultimate destination of the product.

During the year ended December 31, 2025, six customers accounted for approximately 22%, 14%, 11%, 7%,  6% and 6%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba, British Columbia and Peru operating segments.

During the year ended December 31, 2024, six customers accounted for approximately 24%, 14%, 9%, 7%, and 6%, respectively, of total revenue during the year. Revenue from these customers has been presented in the Manitoba, British Columbia and Peru operating segments.